Digital Assets (Tables) - Gryphon Digital Mining, Inc. [Member]	9 Months Ended
Sep. 30, 2021
Digital Assets (Tables) [Line Items]
Schedule of digital currency transactions
	For the three months ended September 30, 2021	For the nine months ended September 30, 2021
Beginning Balance	$53,000	$—
Additions	5,000	1,374,000
Interest earned	2,000	25,000
Noncash disposition	(54,000)	(1,263,000)
Unrealized losses	—	(130,000)
Ending Balance	$6,000	$6,000

Schedule of digital assets
Deposit for bitcoin mining machines	$1,067,000
Payment for prepaid expenses	32,000
Payment for accrued expenses	69,000
Payment for expenses	95,000
Total noncash disposition	$1,263,000

Schedule of realized gain related to digital currency disposal
	For the three months ended September 30, 2021	For the nine months ended September 30, 2021
Realized gain	$13,000	$36,000